Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Inventories [Abstract]
Raw materials and consumables	$ 6,897	$ 3,869
Inventory related to Resolve mdx used in R&D	527
Less provision for obsolete inventory	(683)
Total Inventories	$ 6,741	$ 3,869